Income Taxes (Components Of Deferred Tax Liabilities (Assets)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Taxes
Depreciation and amortization	$ 47,082	$ 43,623
Intangibles (nonamortizable)	1,874	1,874
Employee benefits	(11,679)	(9,072)
Net operating loss and other carryforwards	(2,126)	(2,272)
Other - net	69	29
Subtotal	35,220	34,182
Deferred tax assets valuation allowance	1,182	927
Net deferred tax liabilities	36,402	35,109
Net long-term deferred tax liabilities	37,544	36,308
Less: Net current deferred tax assets	(1,142)	(1,199)
Net deferred tax liabilities	$ 36,402	$ 35,109